Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities
December 31,
2021
Contingent consideration - current	(1,392)
Contingent consideration – non-current	(389)
Total	(1,781)